Disposal of Subsidiary (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Schedule of Disposal Group of Financial Statements

Assets and Liabilities of the Disposal

Mar 31, 2026 (USD)
Cash and cash equivalents	3,135,050
Trade and other receivables, net	795,614
Inventories	1,039,416
Income taxes receivable	(442)
Property and equipment, net	16,437,583
Total assets held for sale	21,407,221
Trade and other payables	2,819,424
Banker’s acceptance — short term	1,216,780
Hire purchase obligations	111,338
Amount due to ultimate holding company	12,793,920
Total liabilities held for sale	16,941,462
Net assets of the disposal	4,465,759

Assets and Liabilities of the Disposal

	Note	2025	2024
		(USD)	(USD)
Assets:
Cash and cash equivalents		3,135,050	1,701,167
Trade and other receivables, net		795,614	579,260
Inventories		1,039,416	609,332
Income taxes receivable		(442)	13,880
Property and equipment, net		16,437,583	15,832,453
Total assets held for sale		21,407,221	18,736,092

Liabilities:
Trade and other payables		2,819,424	1,941,697
Banker’s acceptance — short term		1,216,780	2,039,890
Hire purchase obligations		111,338	227,849
Amount due to ultimate holding company		12,793,920	14,245,034
Total liabilities held for sale		16,941,462	18,454,470

Net assets of the Disposal		4,465,759	281,622

Results of the Disposal

	Note	2025	2024
		(USD)	(USD)
Revenue		66,623,781	54,777,343
Cost of revenues		(62,151,255)	(52,197,437)
Gross profit		4,472,526	2,579,906
Operating expenses		(1,903,911)	(1,656,639)
Income before income taxes		2,568,615	923,267
Income tax expense		(11,065)	(2,148)
Net income from discontinued operations		2,557,550	921,119